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SEC MAIL PROCESSING RECEIVED NOV 2 3 2007 SECTION WASH., D.C. 190

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
VALENS OFFSHORE FUND: Series A Non-Voting Units and Series B Non-Voting Institutional Units

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

[redacted]

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Valens Offshore Fund

07084369

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Numbe
Fortis Prime Solutions (Cayman) Limited **Grand Pavilion Commercial Centre, 802 West Bay Road, Grand Cayman, Cayman Is.**	**(212) 541-5800**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Numbe **+1 345 914 7969**

PROCESSED
NOV 3 0 2007
THOMSON FINANCIAL

Brief Description of Business
Investing and Trading in Securities

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): Sub-Trust of a Cayman Islands Unit Trust
☐ business trust ☐ limited partnership, to be formed

	Month		Year			
Actual or Estimated Date of Incorporation or Organization	0	6	0	7	☐ Actual	☒ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for foreign jurisdiction) F N

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CRF 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Avenue, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this from. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition, of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ Investment Manager

Full Name (Last name first, if individual)
Valens Capital Management, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Valens Capital Management, LLC 335 Madison Ave., 10th Floor, New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Laurus Offshore Fund

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o M & C Corp Services, PO 309 GT, Grand Cayman, Cayman Islands

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citco Global Custody NV Ref BBH Lux Peak Partners

Business or Residence Address (Number and Street, City, State, Zip Code)
Telestone, 8 Teleport, Naritaweg 165, 1043 BW Amsterdam, Netherlands

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Citco Global Custody (NA) NV as Custodian for Carry Ltd

Business or Residence Address (Number and Street, City, State, Zip Code)
de Ruyterkade 62 , P.O. Box 707, Curacao, Netherlands Antilles

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition, of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ Investment Manager

Full Name (Last name first, if individual)
Rose Nominees Ltd. A/C 200321

Business or Residence Address (Number and Street, City, State, Zip Code)
P.O. Box 25, Regency Court, Glategny Esplanade, St Peter Port, Guernsey, GY1 3AP

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ Principal of the Investment Manager

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ Principal of the Investment Manager

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer of Investment Manager ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer of Investment Manager ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual .... $5,000,000.00 [Series B] $1,000,000.00 [Series A]

(* Subject to the discretion of the Investment Manager to accept lesser amounts)

3. Does the offering permit joint ownership of a single unit? Yes ☐ No ☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code

Name of Associated Broker or Dealer

State in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code

Name of Associated Broker or Dealer

State in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code

Name of Associated Broker or Dealer

State in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OR INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity ☐ Common ☐ Preferred	$ 0	$ 0
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (specify): Series A Non-Voting Units and Series B Non-Voting Units	$ *	$ 80,004,000
Total	$ *	$ 80,004,000

Answer also in Appendix, Column 3, if filing Under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings Under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	27	$ 80,004,000
Non-accredited Investors		$
Total (for filings Under Rule 504 only)	27	$ 80,004,000

Answer also in Appendix, Column 4 if filing under ULOE

3. If this filing is for an offering Under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total	*	$ *

*No minimum or maximum offering price

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$	0
Printing and Engraving Costs	☒	$	0
Legal Fees	☒	$	220,000
Accounting Fees	☒	$	0
Engineering Fees	☒	$	0
Sales Commissions (Specify finder's fees separately)	☒	$	0
Other Expenses (identify) delivery, mailing, fax, telephone, transportation	☒	$	
Total	☒	$	220,000

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $ *

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments toOfficers, Directors, &Affiliates		Payments to Others
Salaries and Fees	☒	$ 0	☒	$ 0
Purchase of real estate	☒	$ 0	☒	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☒	$ 0	☒	$ 0
Construction or leasing of plant buildings and facilities	☒	$ 0	☒	$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☒	$ 0	☒	$ 0
Repayment of indebtedness	☒	$ 0	☒	$ 0
Working capital	☒	$ All adjusted gross proceeds	☒	$ 0
Other	☒	$ 0	☒	$ 0
	☒	$ 0	☒	$ 0
Column Totals	☒	$ 0	☒	$ 0
Total Payments Listed (column totals added)	☒	All adjusted gross proceeds	☒	$ 0

*No minimum or maximum offering price

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
VALENS OFFSHORE FUND	BY: VALENS CAPITAL MANAGEMENT, LLC, ITS INVESTMENT MANAGER	11.20.07
Name of Signer (Print or Type)	Title (Print or Type)	
JOHN TUCKER	AUTHORIZED SIGNATORY	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (*See* 18 U.S.C. 1001)

END